Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
We adopted the following accounting standard updates (ASU) during 2017, none of which had a material impact to our financial statements:

Standard	Description	Effective Date
ASU 2016-17	Consolidation (Topic 810): Interests Held Through Related Parties That are Under Common Control	January 1, 2017
ASU 2016-09	Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting	January 1, 2017
ASU 2016-07	Investments - Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting	January 1, 2017
ASU 2016-06	Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments	January 1, 2017
ASU 2016-05	Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Relationships	January 1, 2017
The following ASUs have been issued and are not expected to have a material impact on our Consolidated Financial Statements and/or significant accounting policies:

Standard	Description	Effective Date
ASU 2018-02	Income Statement-Reporting Comprehensive Income (Topic 220); Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	January 1, 2019
ASU 2017-11
Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope.
January 1, 2019
ASU 2017-10	Service Concession Arrangements (Topic 853): Determining the Customer of the Operation Services (a consensus of the FASB Emerging Issues Task Force)	January 1, 2018
ASU 2017-09	Update 2017-09—Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting	January 1, 2018
ASU 2017-08	Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities	January 1, 2019
ASU 2017-07	Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost	January 1, 2018
ASU 2017-06	Plan Accounting - Defined Benefit Pension Plans (Topic 960), Defined Contribution Pension Plans (Topic 962), Health and Welfare Benefit Plans (Topic 965): Employee Benefit Plan Master Trust Reporting	January 1, 2019
ASU 2017-05
Other Income - Gains and Losses from the De-recognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset De-recognition Guidance and Accounting for Partial Sales of Non-financial Assets
January 1, 2018
ASU 2017-04	Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment	January 1, 2020
ASU 2017-01	Business Combinations (Topic 805): Clarifying the Definition of a Business	January 1, 2018
ASU 2016-18	Statement of Cash Flows (Topic 230): Restricted Cash	January 1, 2018
ASU 2016-16	Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory	January 1, 2018
ASU 2016-15	Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments	January 1, 2018
ASU 2016-04	Liabilities - Extinguishment of Liabilities (Subtopic 504-20): Recognition of Breakage for Certain Prepaid Stored-Value Products	January 1, 2018
ASU 2016-01	Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities	January 1, 2018